Document And Entity Information	Jan. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2022
Entity Registrant Name	Recro Pharma, Inc.
Entity Central Index Key	0001588972
Entity Emerging Growth Company	false
Entity File Number	001-36329
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	26-1523233
Entity Address, Address Line One	1 E. Uwchlan Ave, Suite 112
Entity Address, City or Town	Exton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19341
City Area Code	770
Local Phone Number	534-8239
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	REPH
Security Exchange Name	NASDAQ